Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2011
Consolidated and Largest Bank Subsidiary Capital Ratios

Our consolidated and largest bank subsidiary, The Bank of New York Mellon, capital ratios are shown below.

Consolidated and largest bank subsidiary capital ratios (a)	Dec. 31,
	2011	2010
Consolidated capital ratios:
Tier 1	15.0%	13.4%
Total capital	17.0	16.3
Leverage	5.2	5.8
The Bank of New York Mellon capital ratios:
Tier 1	14.3%	11.4%
Total capital	17.7	15.3
Leverage	5.3	5.3
(a)	Determined under Basel I guidelines. For a banking institution to qualify as “well capitalized,” its Basel I Tier 1, Total (Tier 1 plus Tier 2) and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “adequately capitalized ,” Basel I Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.

Amounts of Capital by Which BNY Mellon and Our Largest Bank Subsidiary, The Bank of New York Mellon, Exceed Well Capitalized Guidelines

At Dec. 31, 2011, the amounts of capital by which BNY Mellon and our largest bank subsidiary, The Bank of New York Mellon, exceed the well capitalized guidelines are as follows:

Capital above guidelines at Dec. 31, 2011
(in millions)	Consolidated	The Bank of New York Mellon
Tier 1 capital	$9,254	$7,241
Total capital	7,208	6,708
Leverage	565	618

Components of Tier 1 and Total Risk-Based Capital

The following table presents the components of our Basel I Tier 1 and total risk-based capital at Dec. 31, 2011 and 2010.

Components of Basel I Tier 1 and total risk-based capital (a)
	Dec. 31,
(in millions)	2011	2010 (b)
Tier 1 capital:
Common shareholders’ equity	$33,417	$32,354
Trust preferred securities	1,659	1,676
Adjustments for:
Goodwill and other intangibles (c)	(20,630)	(21,297)
Pensions/cash flow hedges	1,426	1,053
Securities valuation allowance	(450)	(170)
Merchant banking investments	(33)	(19)
Total Tier 1 capital	15,389	13,597
Tier 2 capital:
Qualifying unrealized gains on equity securities	2	5
Qualifying subordinated debt	1,545	2,381
Qualifying allowance for credit losses	497	571
Total Tier 2 capital	2,044	2,957
Total risk-based capital	$17,433	$16,554
Total risk-weighted assets	$102,255	$101,407
Average assets for leverage capital purposes	$296,484	$235,905
(a)	On a regulatory basis as determined under Basel I guidelines.
(b)	Includes discontinued operations.
(c)	Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,459 million at Dec. 31, 2011 and $1,625 million at Dec. 31, 2010, and deferred tax liabilities associated with tax deductible goodwill of $967 million at Dec. 31, 2011 and $816 million at Dec. 31, 2010.